PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.0%
Asset-Backed Securities 4.0%
Cayman Islands 2.6%
HPS Loan Management Ltd., Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.948%(c)	04/20/34		500	$492,742
Mountain View CLO Ltd., Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.042(c)	10/15/34		250	245,790
					738,532
United States 1.4%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		66	64,269
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.048(c)	07/20/30		181	178,955
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24		150	141,460
					384,684

Total Asset-Backed Securities (cost $1,146,909)					1,123,216
Commercial Mortgage-Backed Securities 7.0%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381(cc)	02/12/55	CAD	18	12,826
United Kingdom 2.0%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, SONIA + 1.619% (Cap 6.500%, Floor 1.500%)	5.062(c)	01/23/29	GBP	200	236,445
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 1.500%)	4.750(c)	08/17/31	GBP	95	110,682

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United Kingdom (cont’d.)
Taurus DAC, (cont’d.)
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)	5.000%(c)	08/17/31	GBP	96	$108,270
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)	5.350(c)	08/17/31	GBP	95	103,012
					558,409
United States 5.0%
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month SOFR + 2.764% (Cap N/A, Floor 2.764%)	7.243(c)	10/15/36		255	246,676
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225(c)	11/15/37		98	95,836
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.572(cc)	05/25/30		398	35,400
Series K113, Class X1, IO	1.380(cc)	06/25/30		1,149	90,369
Series KG03, Class X1, IO	1.379(cc)	06/25/30		1,286	99,258

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		250	139,550
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		300	252,794
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.659(c)	01/15/36		100	92,275
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.209(c)	01/15/36		100	88,492
Wells Fargo Commercial Mortgage Trust,
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	6.859(c)	05/15/31		100	92,817
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	8.959(c)	05/15/31		200	178,712
					1,412,179

Total Commercial Mortgage-Backed Securities (cost $2,279,545)					1,983,414

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 25.8%
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900%	02/01/46		60	$58,040
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	100	108,283
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	100	88,283
China 1.3%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	2,000	303,681
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		62	60,043
					363,724
France 1.6%
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	85,074
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	85,074

Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	103,292
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	89,182
SNCF Reseau, Sr. Unsec’d. Notes, Series MPLE	4.700	06/01/35	CAD	100	80,189
					442,811
Germany 2.0%
Allianz SE, Jr. Sub. Notes	3.375(ff)	09/18/24(oo)	EUR	200	211,887
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	88	91,368

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
TK Elevator Midco GmbH, Sr. Sec’d. Notes, 144A	4.375%	07/15/27	EUR	100	$98,244
Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	150	156,956
					558,455
Hong Kong 0.8%
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	95,627
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	144,244
					239,871
Hungary 0.3%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	1.375	06/24/25	EUR	100	99,067
Iceland 0.4%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%	2.507(c)	07/24/26	EUR	100	104,483
India 0.4%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	100,072
Indonesia 0.3%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	79,756
Italy 0.6%
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	200	173,029
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.250	12/05/23	CHF	50	52,464

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg 1.4%
ARD Finance SA, Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	100	$81,951
Blackstone Property Partners Europe Holdings Sarl, Sr. Unsec’d. Notes, EMTN	1.000	05/04/28	EUR	150	125,533
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	198,433
					405,917
Mexico 1.4%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	203,066
Gtd. Notes, EMTN	4.875	02/21/28	EUR	200	190,088
					393,154
Netherlands 2.0%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	100	65,952
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	135	144,821
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	186,590
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	167,747
					565,110
Peru 0.2%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963(s)	06/02/25		53	48,920
Poland 0.8%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	234,128
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	200	175,860

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.4%
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000%	02/15/33	EUR	100	$84,642
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $42,295; purchased 10/09/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	36	34,903
					119,545
Supranational Bank 0.3%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	90,910
United Arab Emirates 1.0%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	107,900
DP World Ltd., Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	115,117
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	70,223
					293,240
United Kingdom 4.1%
Barclays PLC, Sub. Notes, EMTN	2.000(ff)	02/07/28	EUR	100	108,665
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	100	101,395
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	89,018
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	96,900
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	96,810

HSBC Holdings PLC, Sr. Unsec’d. Notes, EMTN	3.350(ff)	02/16/24	AUD	200	141,329
InterContinental Hotels Group PLC, Gtd. Notes, EMTN	1.625	10/08/24	EUR	200	209,721
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	114,638

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)

Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	80	$98,503
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	113,001
					1,169,980
United States 4.8%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	100,130
American Medical Systems Europe BV, Gtd. Notes	1.625	03/08/31	EUR	100	93,099
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	98,286
Broadcom, Inc., Gtd. Notes, 144A	3.500	02/15/41		30	22,941
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, EMTN, 6 Month EURIBOR + 0.000% (Cap 5.500%, Floor 0.000%)	0.774(c)	08/12/25	EUR	100	102,505
JPMorgan Chase Bank, NA, Sr. Unsec’d. Notes	4.762(s)	03/17/48	ITL(jj)	100,000	12,917
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	21,391
Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388(s)	01/21/27	ITL(jj)	50,000	23,501
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.875	03/06/30	EUR	100	92,183
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	150	121,021
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,434
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,277

Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	101,380
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	101,425
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	3.650	11/21/34	EUR	100	108,103
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	88,179
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	92,266

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000%(ff)	12/15/26(oo)		25	$23,534
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		50	48,974

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	104,151
					1,364,697

Total Corporate Bonds (cost $8,607,439)					7,329,799
Residential Mortgage-Backed Securities 1.2%
Spain 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	4.468(c)	07/30/75	EUR	33	33,568
United States 1.1%
Bellemeade Re Ltd., Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	03/25/31		61	60,738
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	9.560(c)	03/25/42		10	10,119
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	8.310(c)	11/25/50		10	9,775
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	6.910(c)	11/25/50		35	35,536

FHLMC Structured Agency Credit Risk REMIC Trust, Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	7.210(c)	04/25/42		30	30,098

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

Legacy Mortgage Asset Trust, Series 2020-GS01, Class A1, 144A	5.882%(cc)	10/25/59		67	$66,754
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25		100	96,536
					309,556

Total Residential Mortgage-Backed Securities (cost $351,361)					343,124
Sovereign Bonds 59.0%
Belgium 1.5%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 73, 144A	3.000	06/22/34	EUR	400	434,999
Brazil 1.4%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		12	12,303
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		390	381,298
					393,601
Bulgaria 0.8%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes	4.125	09/23/29	EUR	100	107,240
Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	109,551
					216,791
Canada 0.7%
City of Toronto, Sr. Unsec’d. Notes	3.500	06/02/36	CAD	100	70,084
Province of Nova Scotia, Unsec’d. Notes	3.450	06/01/45	CAD	100	67,898
Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	100	60,310
					198,292

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
China 5.4%
China Government Bond,
Sr. Unsec’d. Notes	3.900%	07/04/36	CNH	1,000	$155,143
Sr. Unsec’d. Notes	3.950	06/29/43	CNH	500	77,193
Sr. Unsec’d. Notes	4.150	12/12/31	CNH	2,000	314,563

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	87,048
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	905,285
					1,539,232
Colombia 2.2%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	625,709
Croatia 0.7%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	210,268
Cyprus 2.1%
Cyprus Government International Bond,
Notes, EMTN	1.500	04/16/27	EUR	200	199,057
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	200	204,343
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	193,350
					596,750
Estonia 0.3%
Estonia Government International Bond, Sr. Unsec’d. Notes	4.000	10/12/32	EUR	75	83,852
Finland 0.7%
Finland Government Bond, Sr. Unsec’d. Notes, 144A	0.500	09/15/27	EUR	200	197,167
France 5.3%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	77,377

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
France (cont’d.)
French Republic Government Bond OAT,
Bonds(k)	0.000%	05/25/32	EUR	1,145	$969,355
Bonds	0.750	02/25/28	EUR	450	446,852
					1,493,584
Germany 2.2%
Bundesrepublik Deutschland Bundesanleihe, Bonds	1.700	08/15/32	EUR	110	113,982
Bundesschatzanweisungen, Bonds(k)	0.200	06/14/24	EUR	500	525,790
					639,772
Greece 2.7%
Hellenic Republic Government Bond,
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	744	621,801
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	110	70,712

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	67,157
					759,670
Hong Kong 0.2%
Hong Kong Government International Bond, Sr. Unsec’d. Notes, GMTN	1.000	11/24/41	EUR	100	68,844
Hungary 0.3%
Hungary Government International Bond, Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	77,310
Indonesia 3.7%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	96,709
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	85,769
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	300	299,911
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	208,570
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	148,900
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	213,462
					1,053,321

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.7%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500%	01/16/29	EUR	200	$194,505
Italy 7.1%
Italy Buoni Poliennali Del Tesoro,
Bonds, Series 50YR, 144A	2.800	03/01/67	EUR	150	115,310
Sr. Unsec’d. Notes, Series 26YR, 144A	3.350	03/01/35	EUR	250	247,063

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	86	80,846
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.643(s)	02/20/31	EUR	134	106,284
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	172,365
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	57,706
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	257,556
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	975,236
					2,012,366
Japan 2.7%
Japan Government Five Year Bond, Bonds, Series 153	0.005	06/20/27	JPY	60,000	458,189
Japan Government Ten Year Bond, Bonds, Series 367	0.200	06/20/32	JPY	42,300	321,197
					779,386
Kazakhstan 0.4%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	112,426
Latvia 0.3%
Latvia Government International Bond, Sr. Unsec’d. Notes, GMTN	0.250	01/23/30	EUR	100	85,056
Lithuania 0.3%
Lithuania Government International Bond, Sr. Unsec’d. Notes, EMTN	2.125	10/22/35	EUR	100	91,691

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico 1.3%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875%	04/08/39	EUR	100	$80,993
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	292,715
					373,708
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	2.000	04/15/37	NZD	100	43,834
Peru 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	104,149
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	309,287
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	23,093
					436,529
Philippines 1.3%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	272,494
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	96,437
					368,931
Portugal 2.9%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	515	599,487
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	140	164,036
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	105	60,544
					824,067
Romania 1.3%
Romania Government Bond, Bonds, Series 10YR	4.150	10/24/30	RON	100	18,068
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	120	111,199
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	87,244
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	42,059

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	3.875%	10/29/35	EUR	100	$84,390
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	31,854
					374,814
Saudi Arabia 0.4%
Saudi Government International Bond, Sr. Unsec’d. Notes	2.000	07/09/39	EUR	125	101,139
Serbia 0.9%
Serbia International Bond, Sr. Unsec’d. Notes	3.125	05/15/27	EUR	250	242,282
Slovakia 0.2%
Slovakia Government Bond, Sr. Unsec’d. Notes, Series 242	0.375	04/21/36	EUR	70	50,505
Slovenia 0.2%
Slovenia Government Bond, Unsec’d. Notes, Series RS86	0.000	02/12/31	EUR	75	62,119
Spain 6.0%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	66,040
Spain Government Bond,
Bonds, 144A(k)	5.150	10/31/28	EUR	185	223,991
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	22,777
Sr. Unsec’d. Notes, 144A(k)	1.000	10/31/50	EUR	310	184,560
Sr. Unsec’d. Notes, 144A(k)	1.400	04/30/28	EUR	70	70,495
Sr. Unsec’d. Notes, 144A(k)	1.850	07/30/35	EUR	325	296,446
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	50	50,721

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	789,274
					1,704,304

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ukraine 0.4%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375%	01/27/32(d)	EUR	259	$52,091
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	300	61,315
					113,406
United Kingdom 0.7%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875	07/23/42	GBP	100	104,705
United Kingdom Gilt,
Bonds	0.625	07/31/35	GBP	70	60,823
Bonds(k)	4.250	12/07/46	GBP	20	26,344
					191,872

Total Sovereign Bonds (cost $19,923,986)					16,752,102

Total Long-Term Investments (cost $32,309,240)					27,531,655

	Shares
Short-Term Investments 2.1%
Unaffiliated Fund 2.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $579,659)	579,659	579,659
Options Purchased*~ 0.1%
	(cost $6,300)		23,265

	Total Short-Term Investments (cost $585,959)		602,924

	TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 99.1% (cost $32,895,199)		28,134,579
Options Written*~ (0.1)%
	(premiums received $7,500)		(29,187)

	TOTAL INVESTMENTS, NET OF OPTION WRITTEN 99.0% (cost $32,887,699)		28,105,392
	Other assets in excess of liabilities(z) 1.0%		288,155

	Net Assets 100.0%		$28,393,547

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RON—Romanian Leu
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BBSW—Australian Bank Bill Swap Reference Rate
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate
CDX—Credit Derivative Index
CIBOR—Copenhagen Interbank Offered Rate
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
CMBX—Commercial Mortgage-Backed Index
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
GSI—Goldman Sachs International
HICP—Harmonised Index of Consumer Prices
HSBC—HSBC Bank PLC
IO—Interest Only (Principal amount represents notional)
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MPLE—Maple Bonds
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
THOR—Thai Overnight Repurchase Rate
TONAR—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $42,295. The aggregate value of $34,903 is 0.1% of net assets.

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(jj)	Represents original contract currency denomination, settlement to occur in Euro currency.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	DB	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)/ 5.480%	SAR	1,875	$—
2- Year Interest Rate Swap, 05/21/25	Put	DB	05/17/23	2.05%	3 Month SAIBOR(Q)/ 5.480%	2.05%(A)	SAR	1,875	23,265
Total Options Purchased (cost $6,300)									$23,265
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	DB	05/17/23	1.13%	3 Month LIBOR(Q)/ 4.814%	1.13%(S)	500	$(2)
2- Year Interest Rate Swap, 05/19/25	Put	DB	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)/ 4.814%	500	(29,185)
Total Options Written (premiums received $7,500)								$(29,187)
Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	2 Year U.S. Treasury Notes	Mar. 2023	$1,233,891	$4,966
14	10 Year U.S. Treasury Notes	Mar. 2023	1,603,219	15,669
				20,635
Short Positions:
18	5 Year Euro-Bobl	Mar. 2023	2,295,408	38,938

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Futures contracts outstanding at January 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
12	5 Year U.S. Treasury Notes	Mar. 2023	$1,310,906	$(1,893)
28	10 Year Euro-Bund	Mar. 2023	4,164,828	135,140
5	10 Year U.K. Gilt	Mar. 2023	644,226	(328)
6	10 Year U.S. Ultra Treasury Notes	Mar. 2023	727,219	(12,669)
2	20 Year U.S. Treasury Bonds	Mar. 2023	259,750	(3,483)
4	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	567,000	(13,826)
20	British Pound Currency	Mar. 2023	1,541,625	(38,577)
136	Euro Currency	Mar. 2023	18,517,250	(779,399)
4	Euro Schatz Index	Mar. 2023	459,843	2,030
				(674,067)
				$(653,432)
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/23	BNP	GBP	737	$908,532	$908,760	$228	$—
Chinese Renminbi,
Expiring 02/23/23	HSBC	CNH	193	27,689	28,539	850	—
Colombian Peso,
Expiring 03/15/23	CITI	COP	111,571	22,877	23,690	813	—
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	364	16,296	16,562	266	—
Euro,
Expiring 02/02/23	HSBC	EUR	936	1,011,025	1,017,435	6,410	—
Expiring 03/02/23	JPM	EUR	757	827,572	824,892	—	(2,680)
Hungarian Forint,
Expiring 04/19/23	HSBC	HUF	16,808	44,035	45,582	1,547	—
Expiring 04/19/23	HSBC	HUF	11,205	29,539	30,388	849	—
Expiring 04/19/23	JPM	HUF	6,733	17,878	18,258	380	—
Expiring 04/19/23	TD	HUF	10,099	26,924	27,388	464	—
Indonesian Rupiah,
Expiring 03/15/23	BNP	IDR	397,407	25,340	26,474	1,134	—
Japanese Yen,
Expiring 02/02/23	BOA	JPY	88,153	681,422	677,425	—	(3,997)
Expiring 02/02/23	TD	JPY	10,948	85,475	84,134	—	(1,341)
Mexican Peso,
Expiring 03/15/23	MSI	MXN	886	44,201	46,682	2,481	—

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 04/19/23	CITI	NOK	533	$54,032	$53,596	$—	$(436)
Polish Zloty,
Expiring 04/19/23	MSI	PLN	463	105,371	106,365	994	—
South Korean Won,
Expiring 03/15/23	CITI	KRW	106,624	81,020	86,586	5,566	—
Thai Baht,
Expiring 03/15/23	SCB	THB	663	19,199	20,180	981	—
				$4,028,427	$4,042,936	22,963	(8,454)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	351	$245,449	$248,645	$—	$(3,196)
British Pound,
Expiring 02/02/23	MSI	GBP	737	883,455	908,760	—	(25,305)
Expiring 03/02/23	BNP	GBP	737	909,089	909,277	—	(188)
Expiring 04/19/23	BNP	GBP	47	57,983	58,070	—	(87)
Canadian Dollar,
Expiring 04/19/23	BNP	CAD	48	36,131	36,237	—	(106)
Expiring 04/19/23	BOA	CAD	551	410,985	414,084	—	(3,099)
Chinese Renminbi,
Expiring 02/23/23	HSBC	CNH	125	18,107	18,502	—	(395)
Expiring 02/23/23	SCB	CNH	13,165	1,890,570	1,951,679	—	(61,109)
Euro,
Expiring 02/02/23	JPM	EUR	757	826,048	823,517	2,531	—
Expiring 02/02/23	JPM	EUR	82	88,604	88,623	—	(19)
Expiring 02/02/23	MSI	EUR	875	954,873	951,394	3,479	—
Expiring 02/02/23	SCB	EUR	97	104,250	105,295	—	(1,045)
Expiring 03/02/23	JPM	EUR	862	938,664	938,838	—	(174)
Expiring 04/19/23	BNP	EUR	315	343,225	343,627	—	(402)
Indonesian Rupiah,
Expiring 03/15/23	CITI	IDR	2,495,294	159,617	166,231	—	(6,614)
Japanese Yen,
Expiring 02/02/23	BOA	JPY	99,101	743,973	761,559	—	(17,586)
Expiring 03/02/23	BOA	JPY	88,153	684,002	679,817	4,185	—
New Zealand Dollar,
Expiring 04/19/23	BOA	NZD	51	32,445	33,057	—	(612)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 03/15/23	CITI	PEN	93	$23,834	$24,012	$—	$(178)
Romanian Leu,
Expiring 04/19/23	GSI	RON	82	17,703	17,976	—	(273)
South African Rand,
Expiring 03/15/23	BARC	ZAR	252	14,459	14,445	14	—
South Korean Won,
Expiring 03/15/23	MSI	KRW	26,949	21,883	21,884	—	(1)
Swiss Franc,
Expiring 04/19/23	MSI	CHF	225	244,279	247,585	—	(3,306)
				$9,649,628	$9,763,114	10,209	(123,695)
						$33,172	$(132,149)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)		110	$17,127	$7,884	$9,243	BARC
Gazprom PAO	03/20/23	1.000%(Q)		110	17,127	8,031	9,096	BARC
U.S. Treasury Notes	12/20/32	0.250%(Q)	EUR	150	1,320	1,123	197	BARC
					$35,574	$17,038	$18,536

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
DP World PLC	12/20/24	1.000%(Q)	100	1.019%	$85	$177	$(92)	BARC
Halliburton Co.	12/20/26	1.000%(Q)	30	0.534%	537	223	314	GSI
Republic of Estonia	12/20/26	1.000%(Q)	20	1.608%	(406)	147	(553)	JPM
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.198%	937	(108)	1,045	CITI
Republic of Ireland	06/20/27	1.000%(Q)	100	0.215%	3,300	1,103	2,197	MSI
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.410%	397	—	397	CITI

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Panama	12/20/26	1.000%(Q)		80	0.908%	$359	$179	$180	CITI
Republic of South Africa	12/20/23	1.000%(Q)		400	0.842%	1,027	(3,800)	4,827	BOA
Simon Property Group LP	06/20/26	1.000%(Q)		80	0.623%	1,046	629	417	GSI
State of Illinois	12/20/24	1.000%(Q)		100	0.609%	820	(1,871)	2,691	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		30	0.567%	687	400	287	MSI
Targa Resources Partners LP	06/20/23	5.000%(Q)		20	0.567%	458	279	179	MSI
U.S. Treasury Notes	12/20/23	0.250%(Q)	EUR	150	0.705%	(604)	(656)	52	BARC
						$8,643	$(3,298)	$11,941

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
iTraxx.EUR.38.V1	12/20/27	1.000%(Q)	EUR	1,700	0.794%	$(14,189)	$19,203	$33,392
iTraxx.XO.38.V1	12/20/27	5.000%(Q)	EUR	2,470	4.147%	(78,307)	105,886	184,193
						$(92,496)	$125,089	$217,585
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2023:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)/ 5.100%	CITI	11/29/23	$(1,293)	$—	$(1,293)

Inflation swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$11,299	$11,299
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(23,488)	(23,488)
					$—	$(12,189)	$(12,189)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)/ 3.675%	$23,064	$(18,530)	$(41,594)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)/ 3.675%	$(2)	$(7,864)	$(7,862)
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)/ 3.675%	(3)	(8,807)	(8,804)
CAD	500	09/03/25	0.733%(S)	3 Month CDOR(2)(S)/ 5.020%	(1)	(34,852)	(34,851)
CAD	200	12/03/28	2.600%(S)	3 Month CDOR(2)(S)/ 5.020%	1,156	(6,203)	(7,359)
CAD	280	12/03/32	2.700%(S)	3 Month CDOR(2)(S)/ 5.020%	(12,593)	(12,293)	300
CAD	150	05/30/47	2.240%(S)	3 Month CDOR(2)(S)/ 5.020%	(6,968)	(24,382)	(17,414)
CHF	140	01/31/29	0.260%(A)	1 Day SARON(2)(S)/ 0.946%	(566)	(12,025)	(11,459)
CHF	80	04/03/33	0.687%(A)	1 Day SARON(2)(S)/ 0.946%	(449)	(8,828)	(8,379)
CLP	22,700	11/17/30	2.420%(S)	1 Day CLOIS(2)(S)/ 11.250%	—	(5,858)	(5,858)
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	824	824
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	908	909
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,573	1,573
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	2	2,757	2,755
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(3)	2,862	2,865
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(1)	2,861	2,862
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(6)	3,770	3,776
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	1,377	1,377

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$(5)	$(701)	$(696)
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(2)	(2,035)	(2,033)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	2	(5,575)	(5,577)
CNH	5,039	08/06/25	2.555%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(5)	3	8
CNH	11,480	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	17	685	668
CNH	1,270	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	(5)	730	735
CNH	4,300	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	—	(11,843)	(11,843)
COP	690,000	04/20/26	4.190%(Q)	1 Day COOIS(2)(Q)/ 11.815%	—	(23,692)	(23,692)
CZK	3,300	06/29/27	1.175%(A)	6 Month PRIBOR(2)(S)/ 7.220%	(4,414)	(22,309)	(17,895)
DKK	600	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.233%	(3,199)	(9,546)	(6,347)
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)/ 2.922%	(63,882)	(244,251)	(180,369)
EUR	100	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	15,172	15,172
EUR	100	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(16,118)	(16,118)
EUR	242	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.922%	—	35,542	35,542
EUR	242	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.512%	—	(37,856)	(37,856)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	60	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 3.427%	$1,520	$3,585	$2,065
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.427%	1,855	(7,985)	(9,840)
GBP	190	05/08/31	1.150%(A)	1 Day SONIA(2)(A)/ 3.427%	8,419	(38,972)	(47,391)
GBP	160	05/08/37	1.200%(A)	1 Day SONIA(2)(A)/ 3.427%	(53,032)	(50,609)	2,423
GBP	100	09/30/40	0.262%(A)	1 Day SONIA(2)(A)/ 3.427%	(3,813)	(50,773)	(46,960)
GBP	525	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.427%	119,529	(214,137)	(333,666)
GBP	50	05/08/47	1.250%(A)	1 Day SONIA(1)(A)/ 3.427%	2,883	21,487	18,604
GBP	80	09/03/50	0.328%(A)	1 Day SONIA(2)(A)/ 3.427%	(1)	(52,250)	(52,249)
HUF	20,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)/ 15.600%	—	(9,589)	(9,589)
JPY	301,250	12/20/24	0.126%(S)	1 Day TONAR(2)(S)/ (0.014)%	(843)	(5,015)	(4,172)
JPY	46,500	07/04/28	0.282%(S)	1 Day TONAR(2)(S)/ (0.014)%	(383)	(5,445)	(5,062)
JPY	100,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)/ (0.014)%	4	(26,048)	(26,052)
JPY	57,765	12/03/28	0.200%(S)	1 Day TONAR(2)(S)/ (0.014)%	(8)	(10,365)	(10,357)
JPY	10,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)/ (0.014)%	(2,904)	(5,553)	(2,649)
JPY	70,000	12/22/36	0.641%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,626)	(35,408)	(33,782)
JPY	95,000	07/26/37	0.676%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,864)	(49,581)	(47,717)
JPY	35,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)/ (0.014)%	(190)	(44,306)	(44,116)
JPY	45,000	12/22/41	0.731%(S)	1 Day TONAR(2)(S)/ (0.014)%	(1,221)	(35,941)	(34,720)
JPY	90,000	11/24/47	0.888%(S)	1 Day TONAR(2)(S)/ (0.014)%	(237)	(77,421)	(77,184)
KRW	400,000	04/28/24	2.725%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(1,258)	(3,411)	(2,153)

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	$—	$(4,773)	$(4,773)
KRW	184,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	—	(19,662)	(19,662)
KRW	100,000	04/28/32	2.820%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	(2,067)	(1,577)	490
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.797%	617	(2,055)	(2,672)
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)/ 3.450%	566	(2,260)	(2,826)
PLN	515	04/27/31	1.788%(A)	6 Month WIBOR(2)(S)/ 6.990%	—	(27,377)	(27,377)
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)/ 2.935%	—	(19,441)	(19,441)
SGD	140	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.869%	—	(16,301)	(16,301)
THB	4,200	07/03/30	1.028%(Q)	1 Day THOR(2)(Q)/ 1.488%	—	(11,405)	(11,405)
	3,460	12/23/23	4.758%(T)	1 Day SOFR(2)(T)/ 4.310%	—	(2,271)	(2,271)
	3,480	01/06/24	4.892%(T)	1 Day SOFR(2)(T)/ 4.310%	—	1,955	1,955
					$(1,918)	$(1,247,408)	$(1,245,490)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.200%	$1,004	$(1)	$1,005	CITI
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)/ 3.930%	(20,396)	(4)	(20,392)	GSI

PGIM International Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)/ 3.540%	$(36,848)	$(9)	$(36,839)	CITI
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	967	(2)	969	CITI
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(1,089)	—	(1,089)	MSI
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	(1,650)	—	(1,650)	MSI
MYR	100	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.680%	210	(1)	211	CITI
THB	5,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)/ 1.430%	(3,972)	1	(3,973)	HSBC
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)/ 1.430%	109	—	109	CITI
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)/ 7.467%	(16,627)	(24)	(16,603)	CITI
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)/ 7.467%	18,720	20	18,700	CITI
					$(59,572)	$(20)	$(59,552)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).